Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share) (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock shares outstanding
Class A Common Stock
Common stock, par value (in dollars per share) (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding	17,250,000	17,250,000
Common stock, redemption value (in dollars per share) (in Dollars per share)	$ 10.03	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock shares issued	4,312,500	4,312,500
Common stock shares outstanding	4,312,500	4,312,500